Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Research and development claims receivable	$37,111	$24,685
Prepayments	7,535	12,337
VAT receivable	2,327	2,701
Other receivable	2,357	1,469
Deferred cost	1,911	1,494
Other assets	127	203
Accounts receivable	165	121
Total prepaid expenses and other current assets	$51,533	$43,010